Right-of-use assets and Lease liabilities (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 25,546	$ 30,203
Lease Liabilities At Nominal Amount [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	28,205	33,280
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	554
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	337	1,147
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	135
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15,229	16,697
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,861	2,582
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	262	0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	281	0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,027	4,602
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	73
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,440	1,656
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	353	481
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,940	2,335
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	144	222
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	52	81
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,268	2,660
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	55
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9,833	10,890
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	554
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	337	1,147
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	135
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,730	3,730
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,441	1,441
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	262	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	281	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,255	1,255
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	73
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	452	439
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	263	257
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	789	789
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	144	157
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	52	57
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	816	801
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	55
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11,207	12,119
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,594	5,594
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	420	1,141
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,883	1,883
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	730	709
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	90	224
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,151	1,184
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	65
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	24
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,339	1,295
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7,165	10,271
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,905	7,373
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	889	1,464
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	258	508
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	362
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	113	564
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	25,546	30,203
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	547
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	330	1,077
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	134
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	13,462	14,891
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,796	2,457
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	259	0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	278	0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,621	4,119
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	72
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,298	1,470
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	338	451
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,783	2,109
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	133	198
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	48	72
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,189	2,551
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	55
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8,362	9,321
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	547
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	330	1,077
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	134
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,993	2,903
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,379	1,342
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	163	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	175	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,047	1,013
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	72
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	377	351
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	249	234
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	689	665
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	133	135
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	48	49
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	768	744
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	55
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	10,329	10,733
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,847	4,701
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	417	1,115
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	96	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	103	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,707	1,651
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	668	627
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	89	217
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,094	1,088
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	63
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	23
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,308	1,248
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6,855	10,149
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Industrial S.A. [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,622	7,287
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	867	1,455
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	253	492
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	356
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	113	559
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0